Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease [Line Items]
Lease term	12 months
Rent expenses	$ 49,500	$ 94,000	$ 147,600
Short Term Lease [Member]
Operating Lease [Line Items]
Lease term	12 months